Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-derivative financial liabilities
Bank overdraft	$ (46)	$ (5)
Net carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	(440)	(702)
Commercial papers		(1,522)
Unsecured bank loans	(434)	(294)
Unsecured bond issues	(87,263)	(93,725)
Unsecured other loans	(73)	(83)
Finance lease liabilities	(2,381)	(2,234)
Bank overdraft	(46)	(5)
Trade and other payables	(23,920)	(24,496)
Non-derivative financial liabilities	(114,557)	(123,061)
Derivative financial assets/(liabilities)
Foreign exchange derivatives	(212)	(696)
Cross currency interest rate swaps	(516)	(709)
Commodity derivatives	(24)	(26)
Equity derivatives	(4,759)	(5,373)
Derivative financial assets/(liabilities)	(5,511)	(6,803)
Of which: related to cash flow hedges	(172)	(418)
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans	(467)	(735)
Commercial papers		(1,522)
Unsecured bank loans	(434)	(299)
Unsecured bond issues	(156,415)	(165,812)
Unsecured other loans	(135)	(115)
Finance lease liabilities	(2,573)	(2,455)
Bank overdraft	(46)	(5)
Trade and other payables	(24,151)	(24,688)
Non-derivative financial liabilities	(184,221)	(195,631)
Derivative financial assets/(liabilities)
Foreign exchange derivatives	(212)	(696)
Cross currency interest rate swaps	(577)	(852)
Commodity derivatives	(24)	(26)
Equity derivatives	(4,760)	(5,372)
Derivative financial assets/(liabilities)	(5,574)	(6,946)
Of which: related to cash flow hedges	(172)	(418)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Secured bank loans	(342)	(675)
Commercial papers		(1,522)
Unsecured bank loans	(434)	(299)
Unsecured bond issues	(3,282)	(3,582)
Unsecured other loans	(12)	(13)
Finance lease liabilities	(507)	(460)
Bank overdraft	(46)	(5)
Trade and other payables	(22,702)	(22,906)
Non-derivative financial liabilities	(27,325)	(29,462)
Derivative financial assets/(liabilities)
Foreign exchange derivatives	(212)	(696)
Cross currency interest rate swaps	(308)	(8)
Commodity derivatives	(24)	(26)
Equity derivatives	(4,332)	(4,455)
Derivative financial assets/(liabilities)	(4,877)	(5,184)
Of which: related to cash flow hedges	(137)	(353)
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Secured bank loans	(87)	(14)
Unsecured bond issues	(3,873)	(4,057)
Unsecured other loans	(26)	(8)
Finance lease liabilities	(437)	(425)
Trade and other payables	(423)	(1,103)
Non-derivative financial liabilities	(4,846)	(5,607)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps	(44)	(575)
Equity derivatives	(428)	(917)
Derivative financial assets/(liabilities)	(472)	(1,492)
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Secured bank loans	(9)	(12)
Unsecured bond issues	(4,931)	(3,823)
Unsecured other loans	(6)	(6)
Finance lease liabilities	(350)	(315)
Trade and other payables	(571)	(135)
Non-derivative financial liabilities	(5,867)	(4,291)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps	(66)	(98)
Derivative financial assets/(liabilities)	(66)	(98)
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Secured bank loans	(10)	(10)
Unsecured bond issues	(15,611)	(16,557)
Unsecured other loans	(58)	(57)
Finance lease liabilities	(440)	(424)
Trade and other payables	(123)	(197)
Non-derivative financial liabilities	(16,242)	(17,245)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps	(117)	(132)
Derivative financial assets/(liabilities)	(117)	(132)
Of which: related to cash flow hedges	(36)	(65)
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Secured bank loans	(19)	(24)
Unsecured bond issues	(128,718)	(137,793)
Unsecured other loans	(33)	(31)
Finance lease liabilities	(839)	(831)
Trade and other payables	(332)	(347)
Non-derivative financial liabilities	(129,941)	(139,026)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps	(41)	(39)
Derivative financial assets/(liabilities)	$ (41)	$ (39)